Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details) € in Thousands, SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 81,788			€ 77,789			€ 136,001									€ 258,756
Denominated in USD
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	10,395			19,931						$ 10,800		$ 22,023		$ 34,192
Expenses | $		$ 11,706			$ 15,326			$ 14,884
Denominated In C H F
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	652			1,200							SFr 614		SFr 1,111		SFr 2,321
Expenses | SFr			SFr 2,987			SFr 4,678			SFr 2,016
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	10,395			19,930			32,057
Expenses	11,268			13,870			13,955
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	11,550			22,145			35,619
Expenses	12,520			15,411			15,506
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	9,450			18,119			29,143
Expenses	10,244			12,609			12,686
Ten Percent Increase Decrease In C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	652			1,200			2,357
Expenses	3,174			5,052			2,048
Ten Percent Increase Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	724			1,333			2,618
Expenses	3,526			5,614			2,275
Ten Percent Decrease Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	593			1,091			2,142
Expenses	€ 2,885			€ 4,593			€ 1,862